EMPLOYEE BENEFIT PLANS - Panama (Details) - Bancolombia Panama - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
Discount rate Value	2.40%	2.80%
Discount rate | Pension plans
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (283)
Effect on DBO Decrease	$ 308
Discount rate | Pension plans | Increase Level
Disclosure of employee benefit plans
Discount rate Value	2.90%
Discount rate | Pension plans | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	1.90%
Mortality Table | Pension plans
Disclosure of employee benefit plans
Mortality Table Value	RP-2000
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Effect on DBO Increase	$ 219